Contingency (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 16, 2020	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2020	Jun. 26, 2020
Contingency (Details) [Line Items]
Limited guarantee amount (in Dollars)	$ 2,050,000
Registration rights, description		Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Cash fee equal percentage		1.00%
Additional share per units (in Dollars per share)		$ 1			$ 10
Brilliant Acquisition Corp [Member]
Contingency (Details) [Line Items]
Registration rights, description			Notwithstanding the foregoing, EarlyBirdCapital, Inc. (“EarlyBirdCapital”) may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Cash fee equal percentage			1.00%
Holder [Member]
Contingency (Details) [Line Items]
Ownership percentage		25.00%
Holder [Member] | Brilliant Acquisition Corp [Member]
Contingency (Details) [Line Items]
Ownership percentage			25.00%
Underwriting Agreement [Member]
Contingency (Details) [Line Items]
Additional Units (in Shares)		600,000
Purchase an additional units (in Shares)				600,000
Additional share per unit (in Dollars per share)				$ 10
Cash underwriting discount percentage		3.50%
Gross proceeds value (in Dollars)		$ 1,400,000
Additional cash underwriting discount (in Dollars)				$ 210,000
Underwriting Agreement [Member] | Brilliant Acquisition Corp [Member]
Contingency (Details) [Line Items]
Additional Units (in Shares)			600,000
Purchase an additional units (in Shares)				600,000
Cash underwriting discount percentage			3.50%
Gross proceeds value (in Dollars)			$ 1,400,000
Additional cash underwriting discount (in Dollars)				$ 210,000
Additional share per units (in Dollars per share)				$ 10
Business Combination [Member]
Contingency (Details) [Line Items]
Business combination marketing agreement description		The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) are introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.
Business Combination [Member] | Brilliant Acquisition Corp [Member]
Contingency (Details) [Line Items]
Business combination marketing agreement description			The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $1,610,000, provided, however, that the this fee shall be reduced by an aggregate amount equal to 1.5% of the dollar amount of the Company’s securities purchased prior to the closing of the Business Combination by investors that: (i) are introduced to EarlyBirdCapital by the Company (or any of its direct or indirect affiliates); (ii) have not been previously introduced to a SPAC initial public offering by EarlyBirdCapital; (iii) continue to hold the Company’s ordinary shares through the closing of a Business Combination, and (iv) do not exercise redemption rights with respect thereto in connection with such Business Combination.